UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Titan Capital Management, LLC
Address: 600 Third Avenue, 17th Floor
         New York, New York 10016


Form 13F File Number: 28-5265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Walter M. Schenker
Title:   Principal
Phone:   (212) 984-6228

Signature, Place, and Date of Signing:

    /s/ Walter M. Schenker   New York, New York     8/08/00
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     77

Form 13F Information Table Value Total:     116,503
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name      None

         28-

         [Repeat as necessary.]

                                                                                                             VOTING DISCRETION
                                                                                                   OTHER
NAME OF ISSUER          TITLE OF       CUSIP      MARKET   SHARES     SH/PRN    PUT    INVESTMENT  MANAGERS  SOLE     SHARED NONE
                        CLASS                     VALUE    PRN AMT              /CALL  DISCRETION
                                                  *1000
--------------          --------       -------    ------   --------   -------   ------ ----------  --------  ----     -----  ----

ADAC LABORATORIES NEW  COMMON          005313200     312    13,000    SH               SOLE                 13,000
AMERICAN TOWER CORP    COMMON          029912201   4,327   103,800    SH               SOLE                  7,500    96,300
AMERICAN TOWER CORP    COMMON          029912201   1,096    26,300    SH               SHARED                         26,300
BRISTOL MYERS
  SQUIBB CO            COMMON          110122108   3,757    64,500    SH               SHARED                4,000    60,500
BRISTOL MYERS
  SQUIBB CO            COMMON          110122108     996    17,100    SH               SHARED                         17,100
CABOT CORP             COMMON          127055101     313    11,500    SH               SHARED               11,500
CENTRAL EUROPEAN
  DISTR CORP           COMMON          153435102     154    35,100    SH               SHARED                2,500    32,600
CENTRAL EUROPEAN
  DISTR CORP           COMMON          153435102      62    14,200    SH               SHARED                         14,200
DATATEC SYSTEMS INC    COMMON          238128102     107    19,000    SH               SHARED               19,000
DELTA WOODSIDE INDUST.
   INC NEW             COMMON          247909104      49    23,200    SH               SHARED               23,200
DISC GRAPHICS INC      COMMON          254590102      70    20,000    SH               SHARED                         20,000
DUN & BRADSTREET
  CORP DEL             COMMON          26483B106   2,117    73,942    SH               SHARED                5,000    68,942
DUN & BRADSTREET
  CORP DEL             COMMON          26483B106     514    17,958    SH               SHARED                         17,958
ENTERTAINMENT
  PROPERTIES TRUST     COMMON          29380T105   2,470   178,796    SH               SHARED               10,000   168,796
ENTERTAINMENT
 PROPERTIES TRUST      COMMON          29380T105     680    49,204    SH               SHARED                         49,204
FLANDERS CORP          COMMON          338494107     235    64,800    SH               SHARED               64,800
FLOWERS INDUSTRIES
 INC                   COMMON          343496105   3,611   181,100    SH               SHARED                7,500   173,600
FLOWERS INDUSTRIES
  INC                  COMMON          343496105     873    43,800    SH               SHARED                         43,800
HECLA MINING CO-W/RTS  COMMON          422704106      56    50,000    SH               SHARED               50,000
HOLLINGER INTER-
 NATIONAL INC          COMMON          435569108   3,825   280,700    SH               SHARED               12,800   267,900
HOLLINGER INTER-
  NATIONAL INC         COMMON          435569108   1,030    75,600    SH               SHARED                         75,600
***INDEPENDENT
  ENERGY HLDGS         COMMON          45384X108     125    15,000    SH               SHARED               15,000
INTERNET COMMERCE
 CORP-CL A             COMMON          46059F109     238    16,400    SH               SHARED               16,400



                                4







LASER MORTGAGE
  MANAGEMENT INC       COMMON          51806D100     149    39,200    SH               SHARED               39,200
LEAP WIRELESS INTER-
  NATIONAL             COMMON          521863100   1,394    29,650    SH               SHARED                4,800    24,850
LEAP WIRELESS INTER-
   NATIONAL            COMMON          521863100     324     6,900    SH               SHARED                          6,900
MBIA INC               COMMON          55262C100   5,807   120,500    SH               SHARED                6,400   114,100
MBIA INC               COMMON          55262C100   1,542    32,000    SH               SHARED                         32,000
MSC INDUSTRIAL DIRECT
    CO INC             COMMON          553530106     366    17,500    SH               SHARED               17,500
MARTIN MARIETTA
 MATERIALS INC         COMMON          573284106   5,139   127,076    SH               SHARED                4,500   122,576
MARTIN MARIETTA
MATERIALS INC          COMMON          573284106   1,408    34,824    SH               SHARED                         34,824
METROMEDIA INTER-
  NATIONAL GROUP       COMMON          591695101     257    54,000    SH               SHARED               54,000
METROMEDIA INTER-
  NATIONAL GROUP       CONVERTIBLE
                       PREFERRED       591695200   1,511    53,972    SH               SHARED               11,700    42,272
METROMEDIA INTER-
  NATIONAL GROUP       CONVERTIBLE
                       PREFERRED       591695200     247     8,828    SH               SHARED                          8,828
NTL INC                COMMON          629407107   5,775    96,446    SH               SHARED                5,087    91,359
NTL INC                COMMON          629407107   1,559    26,040    SH               SHARED                         26,040
NETSPEAK CORP          COMMON          64115D109     153    15,500    SH               SHARED               15,500
NOBLE DRILLING CORP    COMMON          655042109   2,684    65,166    SH               SHARED                         65,166
NOBLE DRILLING CORP    COMMON          655042109     706    17,134    SH               SHARED                         17,134
PENTAIR INC            COMMON          709631105   4,097   115,400    SH               SHARED                3,000   112,400
PENTAIR INC            COMMON          709631105   1,090    30,700    SH               SHARED                         30,700
PITNEY BOWES INC       COMMON          724479100   2,180    54,500    SH               SHARED                3,500    51,000
PITNEY BOWES INC       COMMON          724479100     544    13,600    SH               SHARED                         13,600
***PRECISION DRILLING
   CORP                FOREIGN COMMON  74022D100   6,498   167,700    SH               SHARED               13,500   154,200
***PRECISION DRILLING
   CORP                FOREIGN COMMON  74022D100   1,748    45,100    SH               SHARED                         45,100
ROSS STORES INC        COMMON          778296103   4,081   239,156    SH               SHARED               11,000   228,156
ROSS STORES INC        COMMON          778296103   1,251    73,344    SH               SHARED                         73,344
SECTOR SPDR TRUST      COMMON          81369Y803   6,400   118,100    SH               SHARED                        118,100
SECTOR SPDR TRUST      COMMON          81369Y803   1,853    34,200    SH               SHARED                         34,200
SIMULA INC             CONVERTIBLE
                       BONDS           829206AB7     794 1,553,000    PRN              SHARED              155,000 1,398,000
SIMULA INC             CONVERTIBLE
                       BONDS           829206AB7     440   860,000    PRN              SHARED                        860,000
SOMANETICS CORP NEW    COMMON          834445405      30    10,000    SH               SHARED               10,000
SONIC FOUNDRY INC      COMMON          83545R108   1,137    54,300    SH               SHARED                9,100    45,200
SONIC FOUNDRY INC      COMMON          83545R108     289    13,800    SH               SHARED                         13,800
STANDARD MOTOR
  PRODUCTS INC         COMMON          853666105     185    21,750    SH               SHARED               21,750



                                5







STANDARD MOTOR
  PRODUCTS INC         CONVERTIBLE
                       BONDS           853666AB1   1,132 2,166,000    PRN              SHARED               65,000 2,101,000
STANDARD MOTOR
   PRODUCTS INC        CONVERTIBLE
                       BONDS           853666AB1     321   615,000    PRN              SHARED                        615,000
SUIZA FOODS CORP       COMMON          865077101   3,851    78,800    SH               SHARED                         78,800
SUIZA FOODS CORP       COMMON          865077101     987    20,200    SH               SHARED                         20,200
TELESPECTRUM
  WORLDWIDE INC        COMMON          87951U109      57    12,500    SH               SHARED               12,500
***TRANSPORTACION
  MARITIMA             COMMON          893868208     359    67,500    SH               SHARED               67,500
TRIMEDYNE INC          COMMON          896259108      24    10,000    SH               SHARED               10,000
TRUE NORTH COMMUNICA-
  TIONS INC            COMMON          897844106   2,856    64,900    SH               SHARED                         64,900
TRUE NORTH COMMUNICA-
  TIONS INC            COMMON          897844106     845    19,200    SH               SHARED                         19,200
UNIVERSAL FOODS CORP   COMMON          913538104   2,503   135,300    SH               SHARED                        135,300
UNIVERSAL FOODS CORP   COMMON          913538104     646    34,900    SH               SHARED                         34,900
WEIRTON STEEL CORP     COMMON          948774104     113    34,900    SH               SHARED               34,900
WILLIAMS COMPANIES INC COMMON          969457100   2,401    57,600    SH               SHARED                4,000    53,600
WILLIAMS COMPANIES INC COMMON          969457100     629    15,100    SH               SHARED                         15,100
***LORAL SPACE &       COMMON          G56462107   1,222   174,600    SH               SHARED               24,500   150,100
***LORAL SPACE &       COMMON          G56462107     320    45,700    SH               SHARED                         45,700
***SBS BROADCASTING SA FOREIGN COMMON  L8137F102   7,309   134,115    SH               SHARED                7,600   126,515
***SBS BROADCASTING SA FOREIGN COMMON  L8137F102   1,963    36,025    SH               SHARED                         36,025
BORDERS GROUP INC      CALL            0997099HV     311    20,000    SH        CALL   SHARED               20,000

                                                 116,503                               No. of Other Managers     0





















                                6
02787001.AA2